Group statement of changes in equity - USD ($) $ in Millions		Total	Share capital	Share premium	Other reserves	Retained earnings	Total	Non-controlling interests
Adjustment for transition to new accounting pronouncements	[1]	$ (169)			$ 10	$ (179)	$ (169)
Opening balance at Dec. 31, 2017		51,115	$ 4,360	$ 4,306	12,284	23,761	44,711	$ 6,404
Restated opening balance at Dec. 31, 2017		50,946	4,360	4,306	12,294	23,582	44,542	6,404
Total comprehensive income/(loss)	[2]	10,786			(3,600)	14,263	10,663	123
Currency translation arising on Rio Tinto Limited's share capital	[3]	(382)	(382)				(382)
Dividends paid		(5,771)				(5,356)	(5,356)	(415)
Share buy-back	[4]	(5,704)	(290)		9	(5,423)	(5,704)	0
Own shares purchased from Rio Tinto shareholders to satisfy share options	[5]	(254)			(114)	(140)	(254)
Change in equity interest held by Rio Tinto		0			0	60	60	(60)
Treasury shares reissued and other movements		6		6			6
Equity issued to holders of non-controlling interests		85						85
Employee share options and other IFRS 2 charges to the income statement		111			50	61	111
Transfers and other movements		0			22	(22)
Closing balance at Dec. 31, 2018		49,823	3,688	4,312	8,661	27,025	43,686	6,137
Adjustment for transition to new accounting pronouncements	[6]	(115)			0	(113)	(113)	(2)
Restated opening balance at Dec. 31, 2018		49,708	3,688	4,312	8,661	26,912	43,573	6,135
Total comprehensive income/(loss)	[2]	7,318			519	7,832	8,351	(1,033)
Currency translation arising on Rio Tinto Limited's share capital	[3]	(29)	(29)				(29)
Dividends paid		(10,710)				(10,334)	(10,334)	(376)
Share buy-back	[4]	(1,135)	(4)		4	(1,135)	(1,135)
Companies no longer consolidated		(32)						(32)
Own shares purchased from Rio Tinto shareholders to satisfy share options	[5]	(106)			(63)	(43)	(106)
Change in equity interest held by Rio Tinto		0				85	85	(85)
Treasury shares reissued and other movements		1		1			1
Equity issued to holders of non-controlling interests		101						101
Employee share options and other IFRS 2 charges to the income statement		126			56	70	126
Closing balance at Dec. 31, 2019		45,242	3,655	4,313	9,177	23,387	40,532	4,710
Total comprehensive income/(loss)	[2]	12,984			2,798	9,403	12,201	783
Currency translation arising on Rio Tinto Limited's share capital	[3]	333	333				333
Dividends paid		(6,821)				(6,132)	(6,132)	(689)
Share buy-back	[4]	1	0		0	(1)	(1)
Own shares purchased from Rio Tinto shareholders to satisfy share options	[5]	(107)			(76)	(31)	(107)
Change in equity interest held by Rio Tinto		0				84	84	(84)
Treasury shares reissued and other movements		1		1			1
Equity issued to holders of non-controlling interests		129						129
Employee share options and other IFRS 2 charges to the income statement		143			61	82	143
Closing balance at Dec. 31, 2020		$ 51,903	$ 3,988	$ 4,314	$ 11,960	$ 26,792	$ 47,054	$ 4,849

[1]	impact of the transition to new accounting pronouncements; IFRS 9 “Financial Instruments” and IFRS 15 "Revenue from Contracts with Customers" on 1 January 2018.
[2]	Refer to Group statement of comprehensive income for further details. Adjustments to other reserves include currency translation attributable to owners of Rio Tinto, other than that arising on Rio Tinto Limited’s share capital.
[3]	Refer to note 1(d).
[4]	In 2020, the amount of US$1 million together with the amounts paid during the year in respect of an irrevocable contract in place at the beginning of the year to cover the share buy-back programme totalled US$208 million as reported in the cash flow statement. In 2019, the total amount of US$1,135 million (2018: US$5,704 million) included own shares purchased from the owners of Rio Tinto as per the cash flow statement of US$1,552 million (2018: US$5,386 million) and a financial liability recognised in respect of an irrevocable contract in place as at the reporting date to cover the share buy-back programme, less amounts paid during the year in respect of a similar irrevocable contract in place at the beginning of the year.
[5]	Net of contributions received from employees for share awards and share options.
[6]	Impact of the transition to new accounting pronouncements; IFRS 16 “Leases” and IFRIC 23 "Uncertainty over income tax treatments" on 1 January 2019.